Accounts Receivable	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts Receivable

5.    ACCOUNTS RECEIVABLE

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
	(In thousands)
Accounts receivable	4,116,549	4,286,725	617,417
Allowance for doubtful accounts	(189,563)	(177,401)	(25,551)

	3,926,986	4,109,324	591,866

The movements in the allowance for doubtful accounts were as follows:

	2014	2015	2016	2016
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	43,814	93,877	189,563	27,303
Amounts charged to expenses	50,063	115,261	39,568	5,699
Amounts written off	—	(19,575)	(51,730)	(7,451)

Balance as of December 31	93,877	189,563	177,401	25,551